Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000004007 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004007 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004007 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004007 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004007 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004007 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004007 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004007 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004007 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004007 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004007 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000004007 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004007 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004007 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004007 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004007 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004008 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004008 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004008 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004008 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004008 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004008 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004008 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004008 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004008 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004008 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004008 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000004008 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000004008 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000004008 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004008 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004008 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004008 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004008 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004008 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004008 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159126 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159126 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159126 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159126 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159126 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159126 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159126 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159126 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159126 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159126 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159126 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000159126 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159126 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000159126 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159126 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159126 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159126 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159126 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159126 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159126 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219335 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219335 | Republic of Czech
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219335 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219335 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219335 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219335 | Republic of France
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219335 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219335 | Italy Buoni Poliennali Del Tesoro
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219335 | Kingdom of Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219335 | Deutsche Bundesrepublik
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219335 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000219335 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000219335 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219335 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219335 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219335 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219335 | France
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219335 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219335 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219335 | China
Holdings [Line Items]
Percent of Net Asset Value	3.60%